SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

____________________

Rule 23c-2 Notice of Intention to

Redeem Securities
of
DNP SELECT INCOME FUND INC.
200 South Wacker Drive
Suite 500
Chicago, Illinois 60606

under the
Investment Company Act of 1940

Investment Company Act File No. 811-04915

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission (the "Commission") that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940 (the "Act"), and states that it is filing this notice with the Commission pursuant to permission granted by the Commission staff fewer than 30 days prior to the date set for the redemption.

(1)	Title of the class of securities of DNP Select Income Fund Inc. (the "Fund") to be redeemed:

Remarketed Preferred Shares, Series B, Liquidation Preference $100,000 per share (CUSIP # 23325P302) (the "Series B Preferred Shares").

(2)	Date on which the securities are to be called or redeemed:

March 4, 2009

(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The Series B Preferred Shares are to be redeemed pursuant to paragraph 4(a) of Part I of Article Fourteenth of the Articles of Amendment and Restatement filed by the Fund on May 11, 2006.

(4)	The number of shares to be redeemed and the basis upon which the shares to be redeemed are to be selected:

The Fund intends to redeem all 1,000 of the outstanding Series B Preferred Shares.

SIGNATURE

        Pursuant to the requirement of Rule 23c-2 under the Investment Company Act of 1940, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 26th day of February, 2009.

DNP SELECT INCOME FUND INC.

By:	/s/ Joseph C. Curry, Jr.
Name:	Joseph C. Curry, Jr.
Title:	Senior Vice President and Treasurer